TWO ROADS SHARED TRUST

Superfund Managed Futures Strategy Fund

Incorporated herein by reference is the definitive version of the prospectus for the Superfund Managed Futures Strategy Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 19, 2013 (SEC Accession No. 0000910472-13-002496).